UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Limited Term Bond Fund

November 30, 2016

LTB-QTLY-0117
1.813046.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 68.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.7%
Automobiles - 2.4%
American Honda Finance Corp.:
1.2% 7/14/17	$5,000,000	$5,003,210
1.7% 2/22/19	1,918,000	1,914,264
1.7% 9/9/21	3,613,000	3,488,240
2.125% 10/10/18	500,000	504,092
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	2,000,000	2,000,938
1.5% 7/5/19 (a)	5,000,000	4,913,370
1.65% 5/18/18 (a)	3,000,000	2,992,164
2.25% 3/2/20 (a)	3,020,000	3,007,328
2.375% 8/1/18 (a)	1,000,000	1,007,644
2.45% 5/18/20 (a)	6,415,000	6,406,430
General Motors Financial Co., Inc.:
2.35% 10/4/19	5,000,000	4,914,605
2.4% 4/10/18	3,000,000	3,001,290
3% 9/25/17	3,000,000	3,029,238
3.15% 1/15/20	5,000,000	5,021,100
3.2% 7/13/20	5,000,000	4,993,505
4.2% 3/1/21	3,000,000	3,081,468
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	1,000,000	997,910
2.4% 5/22/20 (a)	3,098,000	3,065,589
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	620,000	617,960
2.125% 11/20/18 (a)	1,500,000	1,501,145
2.375% 3/22/17 (a)	600,000	601,788
		62,063,278
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,106,777
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.:
2.1% 12/7/18	742,000	746,894
2.2% 5/26/20	5,000,000	4,991,205
2.75% 12/9/20	5,345,000	5,404,522
		11,142,621
Household Durables - 0.3%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,045,000
4% 2/15/20	3,000,000	3,093,750
Toll Brothers Finance Corp. 4% 12/31/18	2,500,000	2,570,300
		7,709,050
Media - 3.6%
21st Century Fox America, Inc. 4.5% 2/15/21	10,000,000	10,739,110
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	3,002,928
CBS Corp. 2.3% 8/15/19	1,980,000	1,986,318
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	10,000,000	10,201,210
Comcast Corp.:
1.625% 1/15/22	15,111,000	14,447,657
6.3% 11/15/17	11,000,000	11,509,311
COX Communications, Inc. 6.25% 6/1/18 (a)	4,000,000	4,217,200
Discovery Communications LLC 5.05% 6/1/20	322,000	346,799
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	3,000,000	3,010,842
Time Warner Cable, Inc.:
5.85% 5/1/17	4,996,000	5,084,189
6.75% 7/1/18	1,141,000	1,222,518
8.25% 4/1/19	500,000	564,225
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,995,076
4.75% 3/29/21	3,683,000	3,962,584
6.875% 6/15/18	5,095,000	5,468,693
Viacom, Inc.:
2.2% 4/1/19	6,000,000	5,976,756
6.125% 10/5/17	3,179,000	3,292,366
Walt Disney Co. 1.85% 5/30/19	6,000,000	6,025,548
		93,053,330

TOTAL CONSUMER DISCRETIONARY		175,075,056

CONSUMER STAPLES - 5.9%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	5,000,000	4,999,005
2.15% 2/1/19	1,500,000	1,508,816
2.65% 2/1/21	12,890,000	12,931,222
3.3% 2/1/23	9,190,000	9,292,147
PepsiCo, Inc. 1.7% 10/6/21	5,000,000	4,868,040
SABMiller Holdings, Inc.:
2.2% 8/1/18 (a)	2,310,000	2,324,735
2.45% 1/15/17 (a)	1,280,000	1,282,706
		37,206,671
Food & Staples Retailing - 1.4%
CVS Health Corp.:
1.9% 7/20/18	1,549,000	1,552,268
2.25% 12/5/18	8,376,000	8,437,756
2.25% 8/12/19	10,000,000	10,038,470
2.8% 7/20/20	1,496,000	1,514,263
Kroger Co.:
3.3% 1/15/21	5,000,000	5,124,355
6.4% 8/15/17	6,827,000	7,062,757
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	2,997,000	3,001,334
		36,731,203
Food Products - 1.2%
Cargill, Inc. 6% 11/27/17 (a)	106,000	110,871
General Mills, Inc.:
1.4% 10/20/17	3,000,000	3,005,445
2.2% 10/21/19	2,000,000	2,010,392
5.7% 2/15/17	5,000,000	5,045,820
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	612,325
5.375% 2/10/20	5,000,000	5,412,805
The J.M. Smucker Co.:
1.75% 3/15/18	5,874,000	5,884,426
2.5% 3/15/20	1,964,000	1,970,122
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	7,067,900
		31,120,106
Tobacco - 1.9%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	5,058,905
BAT International Finance PLC:
1.85% 6/15/18 (a)	10,000,000	10,000,580
2.75% 6/15/20 (a)	3,160,000	3,179,658
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	3,906,000	3,912,441
2.05% 7/20/18 (a)	2,866,000	2,870,801
2.95% 7/21/20 (a)	3,000,000	3,024,039
Philip Morris International, Inc.:
1.25% 8/11/17	2,907,000	2,908,959
1.875% 1/15/19	2,641,000	2,646,533
1.875% 2/25/21	6,954,000	6,800,970
Reynolds American, Inc.:
2.3% 6/12/18	5,704,000	5,746,900
3.25% 6/12/20	1,162,000	1,194,219
4% 6/12/22	1,077,000	1,133,588
		48,477,593

TOTAL CONSUMER STAPLES		153,535,573

ENERGY - 5.8%
Energy Equipment & Services - 0.9%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	844,742
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	617,775
Noble Holding International Ltd.:
2.5% 3/15/17	2,062,000	2,054,268
5.25% 3/16/18	102,000	101,108
Petrofac Ltd. 3.4% 10/10/18 (a)	1,000,000	1,003,180
Schlumberger Holdings Corp.:
2.35% 12/21/18 (a)	9,662,000	9,752,832
3% 12/21/20 (a)	5,000,000	5,090,380
Transocean, Inc. 4.25% 10/15/17 (b)	3,500,000	3,498,250
		22,962,535
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.:
4.85% 3/15/21	559,000	595,313
6.375% 9/15/17	71,000	73,760
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	4,982,135
1.674% 2/13/18	5,000,000	5,000,465
1.676% 5/3/19	989,000	981,654
2.521% 1/15/20	4,688,000	4,710,038
Canadian Natural Resources Ltd.:
1.75% 1/15/18	415,000	413,330
3.45% 11/15/21	7,927,000	7,973,516
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	315,872
Chevron Corp. 1.961% 3/3/20	4,000,000	3,980,000
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,107,000	2,118,207
3.3% 6/1/20	1,439,000	1,458,527
ConocoPhillips Co.:
1.5% 5/15/18	4,373,000	4,353,995
2.2% 5/15/20	1,962,000	1,939,619
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	7,020,187
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	290,540
2.7% 4/1/19	821,000	815,869
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	21,316
Enbridge, Inc. 1.2893% 6/2/17 (b)	2,613,000	2,610,489
Encana Corp. 6.5% 5/15/19	5,000,000	5,365,500
Energy Transfer Partners LP 2.5% 6/15/18	1,332,000	1,333,525
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	779,337
Enterprise Products Operating LP:
1.65% 5/7/18	3,631,000	3,614,414
2.55% 10/15/19	178,000	179,631
2.85% 4/15/21	1,590,000	1,602,092
Exxon Mobil Corp.:
2.222% 3/1/21	3,780,000	3,768,429
2.726% 3/1/23	2,954,000	2,946,736
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,741,270
Kinder Morgan, Inc.:
2% 12/1/17	393,000	393,616
3.05% 12/1/19	4,285,000	4,338,965
Marathon Petroleum Corp. 2.7% 12/14/18	3,202,000	3,246,348
Petro-Canada 6.05% 5/15/18	3,326,000	3,516,590
Petroleos Mexicanos:
3.125% 1/23/19	77,000	76,168
3.5% 7/18/18	5,000,000	5,050,000
3.5% 7/23/20	1,355,000	1,315,434
4.625% 9/21/23 (a)	4,535,000	4,256,052
5.5% 2/4/19 (a)	2,000,000	2,074,000
6.375% 2/4/21 (a)	2,000,000	2,094,600
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,268,996
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	9,900,000	9,907,267
5.75% 1/15/20	962,000	1,041,606
Schlumberger Investment SA 1.25% 8/1/17 (a)	1,000,000	999,490
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,278,513
Southwestern Energy Co. 5.8% 1/23/20 (b)	864,000	881,280
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	29,660
Spectra Energy Partners LP 2.95% 9/25/18	90,000	91,328
Suncor Energy, Inc. 6.1% 6/1/18	944,000	999,662
Total Capital International SA 2.125% 1/10/19	2,000,000	2,011,134
TransCanada PipeLines Ltd.:
1.625% 11/9/17	3,000,000	3,002,316
1.6639% 1/12/18 (b)	2,500,000	2,510,558
1.875% 1/12/18	3,000,000	3,000,201
3.125% 1/15/19	1,693,000	1,728,605
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,252,367
5.375% 6/1/21	600,000	640,241
		128,990,763

TOTAL ENERGY		151,953,298

FINANCIALS - 29.8%
Banks - 16.4%
ABN AMRO Bank NV 2.5% 10/30/18 (a)	4,000,000	4,037,552
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	3,250,000	3,265,694
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	2,575,000	2,588,828
6.369% 6/16/18 (a)	962,000	1,006,493
Bank of America Corp.:
1.7% 8/25/17	4,428,000	4,435,049
2% 1/11/18	11,200,000	11,223,654
2.25% 4/21/20	6,000,000	5,944,602
2.6% 1/15/19	7,495,000	7,561,083
2.625% 4/19/21	13,000,000	12,920,765
2.65% 4/1/19	11,100,000	11,212,288
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,023,142
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (a)	590,000	588,409
2.3% 3/5/20 (a)	3,000,000	2,970,948
2.35% 9/8/19 (a)	3,050,000	3,049,689
2.7% 9/9/18 (a)	4,500,000	4,551,584
Barclays PLC:
2% 3/16/18	5,000,000	4,984,875
2.75% 11/8/19	5,331,000	5,311,254
2.875% 6/8/20	3,000,000	2,963,787
3.2% 8/10/21	5,045,000	4,961,828
3.25% 1/12/21	2,046,000	2,032,118
BNP Paribas 2.375% 9/14/17	6,000,000	6,040,020
BNP Paribas SA 2.375% 5/21/20	3,000,000	2,982,420
BPCE SA:
2.5% 12/10/18	5,000,000	5,049,085
2.5% 7/15/19	2,000,000	2,013,106
Capital One NA:
1.85% 9/13/19	3,000,000	2,965,698
2.35% 8/17/18	500,000	503,095
2.4% 9/5/19	2,000,000	2,007,296
CIT Group, Inc. 3.875% 2/19/19	5,090,000	5,179,075
Citigroup, Inc.:
1.7% 4/27/18	1,500,000	1,496,466
1.75% 5/1/18	2,870,000	2,865,305
1.85% 11/24/17	3,000,000	3,008,430
2.05% 6/7/19	2,000,000	1,995,234
2.15% 7/30/18	2,000,000	2,007,122
2.35% 8/2/21	10,000,000	9,803,930
2.4% 2/18/20	4,000,000	3,989,260
2.5% 9/26/18	1,500,000	1,514,789
2.5% 7/29/19	2,000,000	2,013,156
2.55% 4/8/19	3,000,000	3,023,901
2.65% 10/26/20	3,000,000	3,009,816
2.7% 3/30/21	5,000,000	4,993,665
4.4% 6/10/25	2,604,000	2,656,421
Citizens Bank NA:
2.45% 12/4/19	5,526,000	5,552,890
2.55% 5/13/21	6,501,000	6,465,127
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	407,000
Comerica, Inc. 2.125% 5/23/19	345,000	345,191
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	753,235
2.3% 9/6/19	2,000,000	2,006,822
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	2,000,000	2,000,660
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	8,040,976
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	5,996,820
Credit Suisse New York Branch:
1.75% 1/29/18	2,000,000	1,997,172
2.3% 5/28/19	5,750,000	5,760,442
3% 10/29/21	1,500,000	1,503,944
Discover Bank:
2% 2/21/18	5,920,000	5,921,829
2.6% 11/13/18	4,000,000	4,038,460
Fifth Third Bancorp:
2.3% 3/1/19	279,000	280,102
2.875% 7/27/20	3,200,000	3,232,000
4.5% 6/1/18	3,024,000	3,130,929
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,020,079
HBOS PLC 6.75% 5/21/18 (a)	509,000	538,503
HSBC Bank PLC 1.5% 5/15/18 (a)	1,570,000	1,561,486
HSBC Holdings PLC 2.95% 5/25/21	4,000,000	3,974,292
HSBC U.S.A., Inc.:
2.375% 11/13/19	3,000,000	3,004,827
2.625% 9/24/18	262,000	264,909
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	4,858,510
3.15% 3/14/21	3,000,000	3,036,282
7% 12/15/20	180,000	206,012
Huntington National Bank 2.2% 4/1/19	1,000,000	1,001,013
ING Bank NV 1.8% 3/16/18 (a)	5,000,000	4,997,140
Intesa Sanpaolo SpA 2.375% 1/13/17	10,750,000	10,757,471
JPMorgan Chase & Co.:
1.625% 5/15/18	4,500,000	4,490,604
2% 8/15/17	4,500,000	4,520,219
2.2% 10/22/19	10,058,000	10,088,737
2.25% 1/23/20	8,000,000	7,977,408
2.35% 1/28/19	1,942,000	1,956,934
2.55% 10/29/20	3,000,000	3,007,173
2.75% 6/23/20	7,000,000	7,060,214
KeyCorp. 2.3% 12/13/18	2,000,000	2,016,392
La Caisse Centrale 1.75% 1/29/18 (a)	4,000,000	3,994,956
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000,000	4,855,315
2.95% 3/1/21	4,000,000	4,019,620
Mizuho Bank Ltd.:
1.55% 10/17/17 (a)	1,940,000	1,937,412
1.8% 3/26/18 (a)	1,500,000	1,497,534
2.45% 4/16/19 (a)	1,400,000	1,405,648
2.65% 9/25/19 (a)	2,000,000	2,018,348
Mizuho Financial Group, Inc.:
2.273% 9/13/21	3,000,000	2,910,183
2.632% 4/12/21 (a)	5,180,000	5,130,464
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,229,275
Nordea Bank AB 2.375% 4/4/19 (a)	1,000,000	1,007,107
PNC Bank NA:
1.5% 2/23/18	2,100,000	2,098,604
1.8% 11/5/18	2,000,000	2,002,674
2.15% 4/29/21	5,000,000	4,931,310
2.4% 10/18/19	3,000,000	3,032,961
Regions Financial Corp. 3.2% 2/8/21	4,000,000	4,067,328
Royal Bank of Canada:
1.5% 1/16/18	2,720,000	2,717,916
1.5% 7/29/19	5,000,000	4,932,870
4.65% 1/27/26	2,144,000	2,243,010
Royal Bank of Scotland Group PLC:
1.7777% 3/31/17 (b)	8,715,000	8,710,660
3.875% 9/12/23	7,000,000	6,612,193
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	941,876
2.25% 7/11/19	3,500,000	3,495,461
2.45% 1/10/19	590,000	593,100
2.45% 1/16/20	3,000,000	2,990,628
2.65% 7/23/20	3,000,000	2,998,860
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,457,567
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	932,720
2.5% 5/1/19	550,000	554,848
2.9% 3/3/21	2,828,000	2,864,886
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	1,998,222
The Toronto-Dominion Bank:
2.125% 4/7/21	4,000,000	3,948,580
2.25% 11/5/19	2,000,000	2,012,754
2.625% 9/10/18	1,200,000	1,219,385
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,297,048
2.15% 1/15/19	5,500,000	5,526,917
2.6% 7/22/20	13,000,000	13,058,110
Westpac Banking Corp. 1.6% 8/19/19	5,000,000	4,942,975
		425,712,061
Capital Markets - 4.9%
Credit Suisse AG 6% 2/15/18	3,680,000	3,831,454
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	999,588
2.5% 2/13/19	2,250,000	2,206,253
2.85% 5/10/19	10,968,000	10,835,397
Goldman Sachs Group, Inc.:
1.6503% 12/15/17 (b)	3,000,000	3,011,355
2.375% 1/22/18	8,850,000	8,904,259
2.625% 1/31/19	13,000,000	13,135,382
2.625% 4/25/21	2,097,000	2,083,588
5.95% 1/18/18	1,693,000	1,768,987
6.15% 4/1/18	402,000	424,088
IntercontinentalExchange, Inc.:
2.5% 10/15/18	347,000	352,105
2.75% 12/1/20	2,647,000	2,669,663
Lazard Group LLC:
4.25% 11/14/20	543,000	569,132
6.85% 6/15/17	125,000	128,515
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,013,328
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	41,403
6.875% 4/25/18	726,000	774,574
Moody's Corp. 2.75% 7/15/19	8,000,000	8,120,936
Morgan Stanley:
1.875% 1/5/18	2,000,000	2,002,572
2.125% 4/25/18	3,580,000	3,591,191
2.375% 7/23/19	9,660,000	9,693,858
2.5% 1/24/19	1,750,000	1,764,980
2.5% 4/21/21	6,200,000	6,128,111
2.625% 11/17/21	5,350,000	5,288,047
2.65% 1/27/20	11,000,000	11,062,117
4.875% 11/1/22	2,000,000	2,150,668
5.5% 1/26/20	2,000,000	2,174,124
5.625% 9/23/19	112,000	121,661
5.95% 12/28/17	383,000	400,132
7.3% 5/13/19	603,000	673,685
S&P Global, Inc. 2.5% 8/15/18	1,049,000	1,058,122
Thomson Reuters Corp. 1.65% 9/29/17	5,050,000	5,056,030
UBS AG Stamford Branch:
1.375% 6/1/17	5,675,000	5,675,159
1.375% 8/14/17	6,700,000	6,698,754
1.5567% 3/26/18 (b)	3,000,000	3,010,800
		128,420,018
Consumer Finance - 3.8%
Ally Financial, Inc.:
3.25% 2/13/18	3,000,000	3,016,500
3.25% 11/5/18	3,000,000	2,994,375
4.25% 4/15/21	2,920,000	2,883,500
American Express Co. 1.55% 5/22/18	3,000,000	2,994,438
American Express Credit Corp.:
2.125% 3/18/19	5,520,000	5,539,900
2.25% 5/5/21	4,000,000	3,956,420
American Honda Finance Corp. 1.5% 9/11/17 (a)	620,000	621,279
Capital One Financial Corp. 2.45% 4/24/19	5,450,000	5,489,714
Discover Financial Services 6.45% 6/12/17	3,381,000	3,462,871
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,000,000	2,000,496
1.684% 9/8/17	1,000,000	1,000,132
1.897% 8/12/19	3,000,000	2,950,179
2.145% 1/9/18	2,500,000	2,502,263
2.24% 6/15/18	6,000,000	6,010,104
2.597% 11/4/19	5,000,000	4,995,975
2.875% 10/1/18	2,500,000	2,526,760
3% 6/12/17	4,500,000	4,533,413
3.157% 8/4/20	3,000,000	3,010,653
Hyundai Capital America:
1.45% 2/6/17 (a)	632,000	632,181
2% 3/19/18 (a)	1,891,000	1,890,433
2% 7/1/19 (a)	3,000,000	2,974,038
2.125% 10/2/17 (a)	2,437,000	2,445,505
2.55% 2/6/19 (a)	4,759,000	4,784,851
2.6% 3/19/20 (a)	2,000,000	1,990,770
2.875% 8/9/18 (a)	2,606,000	2,637,394
Synchrony Financial:
1.875% 8/15/17	173,000	173,245
2.6% 1/15/19	5,887,000	5,908,800
2.7% 2/3/20	2,500,000	2,491,503
3% 8/15/19	3,000,000	3,041,661
Toyota Motor Credit Corp.:
1.55% 7/13/18	5,000,000	5,002,970
1.55% 10/18/19	2,244,000	2,219,677
2% 10/24/18	2,500,000	2,515,368
		99,197,368
Diversified Financial Services - 0.8%
AIG Global Funding 1.65% 12/15/17 (a)	2,000,000	2,006,982
Berkshire Hathaway Finance Corp. 1.7% 3/15/19	1,631,000	1,630,121
Berkshire Hathaway, Inc. 2.2% 3/15/21	1,436,000	1,433,082
Brixmor Operating Partnership LP 3.875% 8/15/22	2,222,000	2,262,929
GE Capital International Funding Co. 2.342% 11/15/20	11,630,000	11,620,649
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,586,929
		21,540,692
Insurance - 3.9%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,171,080
AFLAC, Inc. 2.4% 3/16/20	6,000,000	6,030,804
AIA Group Ltd. 2.25% 3/11/19 (a)	8,529,000	8,565,914
American International Group, Inc.:
2.3% 7/16/19	5,304,000	5,329,555
3.3% 3/1/21	4,987,000	5,113,635
4.875% 6/1/22	1,484,000	1,615,542
5.85% 1/16/18	1,910,000	1,996,504
Aon Corp. 5% 9/30/20	2,178,000	2,350,981
Aon PLC 2.8% 3/15/21	7,000,000	7,018,151
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,015,918
Great-West Life & Annuity Insurance Co. 3.4492% 5/16/46 (a)(b)	259,000	221,445
Hartford Financial Services Group, Inc.:
5.375% 3/15/17	18,000	18,194
5.5% 3/30/20	4,601,000	5,037,902
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	18,243,415
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	497,144
2.35% 3/6/20	5,000,000	5,002,130
2.55% 10/15/18	517,000	522,525
3.3% 3/14/23	1,731,000	1,753,979
MassMutual Global Funding II 2.35% 4/9/19 (a)	1,000,000	1,011,424
MetLife, Inc. 1.756% 12/15/17 (b)	269,000	269,506
Metropolitan Life Global Funding I:
1.5% 1/10/18 (a)	4,431,000	4,433,632
2% 4/14/20 (a)	3,000,000	2,961,900
New York Life Global Funding 1.55% 11/2/18 (a)	3,500,000	3,490,627
Pacific LifeCorp 6% 2/10/20 (a)	7,000,000	7,588,238
Pricoa Global Funding I 1.6% 5/29/18 (a)	967,000	966,611
Principal Life Global Funding II 2.375% 9/11/19 (a)	2,200,000	2,210,206
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,599,090
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	280,000	285,076
Unum Group 5.625% 9/15/20	2,743,000	2,989,011
		101,310,139

TOTAL FINANCIALS		776,180,278

HEALTH CARE - 6.1%
Biotechnology - 1.0%
AbbVie, Inc.:
1.75% 11/6/17	1,062,000	1,068,926
1.8% 5/14/18	3,972,000	3,969,514
2.5% 5/14/20	5,952,000	5,935,549
Amgen, Inc.:
1.25% 5/22/17	1,500,000	1,500,900
1.2962% 5/22/17 (b)	3,000,000	3,003,210
2.125% 5/1/20	1,618,000	1,609,577
2.2% 5/22/19	4,290,000	4,314,672
5.85% 6/1/17	446,000	455,999
Celgene Corp.:
2.125% 8/15/18	1,549,000	1,555,848
2.875% 8/15/20	3,000,000	3,032,247
		26,446,442
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories:
2.35% 11/22/19	5,000,000	5,002,340
2.9% 11/30/21	4,980,000	4,949,204
Becton, Dickinson & Co.:
1.8% 12/15/17	1,486,000	1,488,785
2.675% 12/15/19	329,000	334,814
Danaher Corp.:
1.65% 9/15/18	3,976,000	3,984,083
2.4% 9/15/20	619,000	620,087
Medtronic, Inc.:
1.5% 3/15/18	1,770,000	1,770,292
2.5% 3/15/20	2,200,000	2,223,338
Zimmer Biomet Holdings, Inc. 2% 4/1/18	2,702,000	2,703,170
		23,076,113
Health Care Providers & Services - 1.0%
Aetna, Inc.:
1.9% 6/7/19	3,955,000	3,936,123
2.4% 6/15/21	2,720,000	2,695,816
Cardinal Health, Inc. 1.95% 6/15/18	462,000	463,200
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	267,517
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,499,645
2.25% 6/15/19	1,000,000	1,000,910
McKesson Corp. 2.284% 3/15/19	686,000	689,516
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,130,669
1.9% 7/16/18	3,000,000	3,015,555
2.125% 3/15/21	3,000,000	2,971,911
2.7% 7/15/20	1,361,000	1,380,015
2.875% 12/15/21	2,000,000	2,033,496
WellPoint, Inc.:
1.875% 1/15/18	326,000	326,369
2.25% 8/15/19	2,950,000	2,943,776
		25,354,518
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.:
2.15% 12/14/18	881,000	884,016
2.4% 2/1/19	3,086,000	3,111,561
3% 4/15/23	5,000,000	4,930,665
		8,926,242
Pharmaceuticals - 2.8%
Actavis Funding SCS:
2.35% 3/12/18	8,000,000	8,047,560
2.45% 6/15/19	352,000	353,953
3% 3/12/20	1,157,000	1,173,989
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	1,863,000	1,860,602
Forest Laboratories, Inc. 4.375% 2/1/19 (a)	4,000,000	4,159,972
Mylan N.V.:
2.5% 6/7/19 (a)	9,824,000	9,777,218
3.15% 6/15/21 (a)	2,306,000	2,267,845
Perrigo Co. PLC:
2.3% 11/8/18	6,047,000	6,053,114
3.5% 3/15/21	1,519,000	1,536,980
Perrigo Finance PLC 3.5% 12/15/21	263,000	265,877
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,000,000	4,933,155
2.4% 9/23/21	7,000,000	6,764,436
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	8,234,000	8,078,015
2.2% 7/21/21	11,726,000	11,256,514
2.8% 7/21/23	1,238,000	1,165,504
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	210,388
Zoetis, Inc.:
1.875% 2/1/18	5,445,000	5,436,506
3.45% 11/13/20	493,000	504,509
		73,846,137

TOTAL HEALTH CARE		157,649,452

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,580,996
L-3 Communications Corp. 1.5% 5/28/17	3,685,000	3,689,533
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,376,236
The Boeing Co. 1.65% 10/30/20	3,000,000	2,948,124
		14,594,889
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	71,828	72,816
6.795% 2/2/20	2,618	2,716
6.9% 7/2/19	22,843	23,044
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	121,200	123,624
8.36% 1/20/19	92,075	94,837
		317,037
Electrical Equipment - 0.1%
Fortive Corp.:
1.8% 6/15/19 (a)	910,000	902,254
2.35% 6/15/21 (a)	1,547,000	1,520,085
		2,422,339
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.:
2.05% 10/1/18	2,919,000	2,932,827
3% 12/15/20	5,100,000	5,156,442
		8,089,269
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	263,287
John Deere Capital Corp. 1.6% 7/13/18	590,000	590,244
		853,531
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	414,000	414,835
2.625% 9/4/18	1,628,000	1,640,609
3.375% 6/1/21	8,097,000	8,226,277
3.75% 2/1/22	1,228,000	1,265,079
3.875% 4/1/21	500,000	520,000
4.75% 3/1/20	605,000	642,551
		12,709,351

TOTAL INDUSTRIALS		38,986,416

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.3%
Cisco Systems, Inc.:
1.65% 6/15/18	3,000,000	3,011,304
2.125% 3/1/19	1,500,000	1,514,051
2.45% 6/15/20	3,000,000	3,024,909
		7,550,264
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,427,912
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	4,200,000	4,280,077
4.42% 6/15/21 (a)	4,200,000	4,319,864
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,004,404
2.375% 12/17/18	99,000	100,000
6.55% 10/1/17	4,476,000	4,664,995
		17,797,252
IT Services - 0.3%
The Western Union Co.:
2.875% 12/10/17	773,000	782,768
3.65% 8/22/18	3,111,000	3,192,857
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,588,177
2.95% 3/15/17	1,057,000	1,060,928
		7,624,730
Software - 0.2%
Oracle Corp.:
1.9% 9/15/21	5,000,000	4,881,030
2.25% 10/8/19	1,552,000	1,570,986
		6,452,016
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 2.85% 5/6/21	850,000	868,511
Hewlett Packard Enterprise Co. 3.1% 10/5/18 (a)	4,000,000	4,058,500
		4,927,011

TOTAL INFORMATION TECHNOLOGY		44,351,273

MATERIALS - 0.8%
Chemicals - 0.5%
Albemarle Corp. U.S. 3% 12/1/19	1,321,000	1,344,260
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,340,000	5,325,005
Ecolab, Inc.:
1.45% 12/8/17	335,000	334,877
1.55% 1/12/18	2,500,000	2,498,845
Monsanto Co. 2.125% 7/15/19	3,000,000	2,993,016
Sherwin-Williams Co. 1.35% 12/15/17	620,000	619,919
		13,115,922
Metals & Mining - 0.3%
Anglo American Capital PLC 3.625% 5/14/20 (a)	1,513,000	1,513,000
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (a)	630,000	635,938
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	668,325
2.375% 3/15/18	4,000,000	3,970,000
		6,787,263

TOTAL MATERIALS		19,903,185

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	200,318
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,294,489
Boston Properties, Inc.:
3.7% 11/15/18	1,787,000	1,845,026
5.875% 10/15/19	446,000	488,068
DDR Corp.:
3.5% 1/15/21	360,000	364,920
4.75% 4/15/18	1,634,000	1,685,559
7.5% 4/1/17	389,000	396,214
Duke Realty LP 6.75% 3/15/20	35,000	39,372
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,654,394
3.375% 6/1/25	3,000,000	2,986,635
5.75% 6/15/17	442,000	452,353
Federal Realty Investment Trust:
2.55% 1/15/21	5,000,000	4,994,005
5.9% 4/1/20	5,000	5,542
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,033,333
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	251,206
4.7% 9/15/17	2,436,000	2,493,012
HRPT Properties Trust:
6.25% 6/15/17	186,000	186,225
6.65% 1/15/18	95,000	97,424
Omega Healthcare Investors, Inc. 4.375% 8/1/23	2,877,000	2,830,263
Select Income REIT 2.85% 2/1/18	1,515,000	1,521,636
Simon Property Group LP:
2.2% 2/1/19	462,000	465,658
2.35% 1/30/22	1,046,000	1,032,273
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	445,973
		28,763,898
Real Estate Management & Development - 1.1%
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	52,896
5.7% 5/1/17	369,000	374,854
Digital Realty Trust LP:
3.4% 10/1/20	1,735,000	1,774,164
3.625% 10/1/22	1,040,000	1,052,955
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,068,066
Liberty Property LP 4.75% 10/1/20	1,045,000	1,111,883
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	439,794
4.5% 4/18/22	185,000	186,681
Tanger Properties LP 6.125% 6/1/20	606,000	672,781
Ventas Realty LP:
1.25% 4/17/17	1,882,000	1,881,202
3.125% 6/15/23	591,000	579,121
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	1,743,000	1,746,690
4% 4/30/19	11,000,000	11,426,547
4.25% 3/1/22	4,000,000	4,242,976
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,098,159
		29,708,769

TOTAL REAL ESTATE		58,472,667

TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.8%
American Electric Power Co., Inc. 1.65% 12/15/17	1,827,000	1,828,372
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,615,174
2.375% 11/27/18	10,000,000	10,072,130
2.4% 3/15/17	2,700,000	2,709,015
2.45% 6/30/20	1,563,000	1,547,198
2.8% 2/17/21	4,000,000	3,971,840
5.875% 10/1/19	5,034,000	5,503,964
BellSouth Corp. 4.4% 4/26/17 (a)(b)	5,000,000	5,055,965
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	1,000,490
2.35% 2/14/19	4,296,000	4,323,572
CenturyLink, Inc. 6.15% 9/15/19	592,000	629,000
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	619,391
1.75% 8/15/21	15,000,000	14,369,040
2.625% 2/21/20	2,913,000	2,932,520
3% 11/1/21	4,318,000	4,353,572
3.65% 9/14/18	6,000,000	6,186,522
4.5% 9/15/20	4,000,000	4,269,548
6.1% 4/15/18	3,425,000	3,622,900
		74,610,213
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,615,217
5.45% 6/10/19	2,000,000	2,161,878
		4,777,095

TOTAL TELECOMMUNICATION SERVICES		79,387,308

UTILITIES - 4.5%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	519,000	533,059
Commonwealth Edison Co. 2.15% 1/15/19	188,000	189,703
Duke Energy Corp.:
1.2256% 4/3/17 (b)	2,894,000	2,897,270
1.625% 8/15/17	3,304,000	3,307,211
1.8% 9/1/21	1,354,000	1,303,777
2.1% 6/15/18	5,395,000	5,423,308
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	53,770
Edison International:
2.95% 3/15/23	730,000	726,808
3.75% 9/15/17	431,000	438,749
Eversource Energy:
1.45% 5/1/18	153,000	152,326
2.5% 3/15/21	896,000	890,686
Exelon Corp.:
1.55% 6/9/17	311,000	311,046
2.85% 6/15/20	2,479,000	2,510,481
FirstEnergy Corp.:
2.75% 3/15/18	6,652,000	6,704,837
4.25% 3/15/23	600,000	621,363
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	255,450
IPALCO Enterprises, Inc. 3.45% 7/15/20	2,576,000	2,608,200
LG&E and KU Energy LLC 3.75% 11/15/20	5,002,000	5,218,016
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,673,057
6.5% 8/1/18	273,000	294,618
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	2,904,000	2,907,613
1.649% 9/1/18	950,000	948,177
PacifiCorp 5.5% 1/15/19	2,750,000	2,950,852
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	118,519
PG&E Corp. 2.4% 3/1/19	74,000	74,462
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,024,454
Southern Co.:
1.85% 7/1/19	3,000,000	2,988,789
2.35% 7/1/21	5,250,000	5,162,404
TECO Finance, Inc.:
1.4761% 4/10/18 (b)	3,000,000	2,993,838
5.15% 3/15/20	252,000	270,751
Xcel Energy, Inc.:
1.2% 6/1/17	3,153,000	3,149,674
2.4% 3/15/21	1,050,000	1,045,786
		60,749,054
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (a)	1,096,000	1,129,748
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	557,000	556,867
2.7% 6/15/21 (a)	548,000	544,236
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	2,500,000	2,601,895
Southern Power Co.:
1.85% 12/1/17	704,000	706,323
2.375% 6/1/20	1,087,000	1,081,901
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,895,085
		8,386,307
Multi-Utilities - 1.8%
Ameren Illinois Co. 6.125% 11/15/17	62,000	64,745
Berkshire Hathaway Energy Co.:
1.1% 5/15/17	1,000,000	1,000,269
2% 11/15/18	544,000	547,117
Consolidated Edison, Inc. 2% 5/15/21	1,538,000	1,506,500
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,220,695
1.9% 6/15/18	2,540,000	2,538,006
2% 8/15/21	843,000	817,643
2.5% 12/1/19	10,382,000	10,503,656
3.1377% 9/30/66 (b)	651,000	500,619
3.6627% 6/30/66 (b)	567,000	519,372
NiSource Finance Corp.:
3.85% 2/15/23	700,000	721,857
5.45% 9/15/20	43,000	46,976
6.4% 3/15/18	888,000	937,622
NSTAR 4.5% 11/15/19	2,500,000	2,666,680
Public Service Enterprise Group, Inc. 2% 11/15/21	1,782,000	1,728,977
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,121,320
Sempra Energy:
1.625% 10/7/19	4,189,000	4,130,869
2.3% 4/1/17	4,935,000	4,947,293
2.4% 3/15/20	1,890,000	1,889,669
2.85% 11/15/20	1,392,000	1,403,590
Wisconsin Energy Corp.:
1.65% 6/15/18	3,006,000	3,005,212
2.45% 6/15/20	2,901,000	2,907,896
6.25% 5/15/67 (b)	454,000	394,980
		47,121,563

TOTAL UTILITIES		117,386,672

TOTAL NONCONVERTIBLE BONDS
(Cost $1,776,388,395)		1,772,881,178

U.S. Treasury Obligations - 12.3%
U.S. Treasury Notes:
0.75% 7/15/19	$102,772,000	$101,278,604
0.875% 6/15/19	44,119,000	43,660,559
1.125% 1/15/19	11,574,000	11,563,607
1.125% 7/31/21	10,000,000	9,676,560
1.375% 3/31/20	24,683,000	24,564,398
1.375% 1/31/21	45,000,000	44,303,895
1.75% 12/31/20	10,000,000	10,003,910
2.125% 11/30/23	18,751,000	18,658,708
2.25% 3/31/21	55,000,000	56,063,480
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $324,474,480)		319,773,721

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.3%
2.54% 6/1/42 (b)	45,584	47,256
2.569% 1/1/40 (b)	125,769	132,444
2.666% 3/1/40 (b)	70,913	74,814
2.685% 12/1/39 (b)	27,329	28,917
2.695% 2/1/42 (b)	437,405	454,497
2.761% 1/1/42 (b)	338,539	352,133
2.774% 7/1/35 (b)	65,566	69,205
2.798% 12/1/33 (b)	557,060	587,395
2.822% 11/1/36 (b)	109,744	115,281
2.943% 9/1/41 (b)	26,062	27,072
2.951% 3/1/40 (b)	99,829	105,538
2.968% 4/1/35 (b)	310,602	328,040
2.973% 11/1/40 (b)	21,877	23,034
2.975% 10/1/41 (b)	16,554	17,207
3.236% 7/1/41 (b)	42,454	44,649
3.352% 10/1/41 (b)	22,387	23,401
3.5% 7/1/26 to 10/1/29	3,429,931	3,585,172
3.54% 7/1/41 (b)	53,844	56,171
4.5% 3/1/35	32,398	35,129
6% 3/1/17 to 4/1/17	42	42
6.5% 2/1/17 to 8/1/36	409,994	471,546
7% 9/1/18 to 6/1/33	267,855	313,633
7.5% 8/1/17 to 3/1/28	74,695	86,838
8.5% 5/1/21 to 9/1/25	5,129	5,834
9.5% 2/1/25	372	395
10.5% 8/1/20	3,385	3,576

TOTAL FANNIE MAE		6,989,219

Freddie Mac - 0.1%
2.905% 4/1/40 (b)	73,383	77,267
2.986% 2/1/40 (b)	108,209	114,554
3.03% 4/1/40 (b)	70,023	73,837
3.183% 9/1/41 (b)	30,651	31,930
3.221% 4/1/41 (b)	28,129	29,193
3.28% 6/1/41 (b)	34,778	36,593
3.404% 5/1/41 (b)	25,892	27,547
3.5% 8/1/26	2,423,082	2,531,363
3.621% 6/1/41 (b)	45,516	47,852
3.666% 5/1/41 (b)	37,775	39,785
4.5% 8/1/18	94,600	96,767
5% 3/1/19	173,381	178,065
8.5% 9/1/24 to 8/1/27	26,876	31,564

TOTAL FREDDIE MAC		3,316,317

Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	65,047	75,366
7.5% 2/15/28 to 10/15/28	3,343	3,963
8% 6/15/24	35	40
8.5% 10/15/21	20,396	22,656
11% 7/20/19 to 8/20/19	813	863

TOTAL GINNIE MAE		102,888

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $10,368,037)		10,408,424

Asset-Backed Securities - 8.0%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.239% 4/25/35 (b)	$56,669	$53,859
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.184% 3/25/34 (b)	30,037	30,223
Ally Auto Receivables Trust Series 2015-SN1 Class A3, 1.21% 12/20/17	365,995	366,033
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	292,882
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,078,510
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,425,496
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,874,079
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,006,489
Series 2015-3 Class A, 1.63% 5/15/20	3,130,000	3,132,035
American Express Credit Account Master Trust:
Series 2014-3 Class A, 1.49% 4/15/20	2,000,000	2,005,300
Series 2014-4 Class A, 1.43% 6/15/20	3,780,000	3,787,897
AmeriCredit Automobile Receivables Trust:
Series 2014-2 Class A3, 0.94% 2/8/19	462,145	461,704
Series 2014-4 Class A3, 1.27% 7/8/19	385,491	385,468
Series 2015-2 Class A3, 1.27% 1/8/20	3,000,000	2,999,954
Series 2016-1 Class A3, 2.14% 10/8/20	1,888,000	1,894,000
Series 2016-2 Class A2A, 1.42% 10/8/19	2,492,914	2,495,296
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.584% 12/25/33 (b)	4,666	4,474
Series 2004-R2 Class M3, 1.359% 4/25/34 (b)	10,238	8,524
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.314% 3/25/34 (b)	4,092	3,935
Series 2004-W11 Class M2, 1.584% 11/25/34 (b)	61,824	61,106
Series 2004-W7 Class M1, 1.359% 5/25/34 (b)	161,324	154,144
Series 2006-W4 Class A2C, 0.694% 5/25/36 (b)	127,202	43,105
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.359% 4/25/34 (b)	128,280	115,973
Series 2006-HE2 Class M1, 0.904% 3/25/36 (b)	2,248	26
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	4,899,000	4,902,673
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.659% 2/25/35 (b)	354,491	323,249
Capital Auto Receivables Asset Trust:
Series 2015-1 Class A2, 1.42% 6/20/18	1,152,138	1,152,494
Series 2015-2 Class A2, 1.39% 9/20/18	1,603,000	1,603,905
Capital One Multi-Asset Execution Trust:
Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,205,657
Series 2016-A4 Class A4, 1.4% 6/15/22	4,860,000	4,817,066
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.674% 12/25/36 (b)	205,465	130,152
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,000,000	3,010,891
Chrysler Capital Auto Receivables Trust:
Series 2015-AA Class A3, 1.22% 7/15/19 (a)	2,573,385	2,574,048
Series 2016-BA Class A2, 1.6% 1/15/20 (a)	4,201,000	4,196,400
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	1,350,193	1,350,926
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	2,896,000	2,935,488
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.8342% 3/25/32 (b)	9,741	9,667
Series 2004-3 Class M4, 2.047% 4/25/34 (b)	6,599	6,142
Series 2004-4 Class M2, 1.387% 6/25/34 (b)	7,450	7,101
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (a)	4,490,000	4,491,008
Discover Card Master Trust:
Series 2014-A5 Class A, 1.39% 4/15/20	1,780,000	1,782,757
Series 2016-A1 Class A1, 1.64% 7/15/21	3,630,000	3,636,162
Series 2016-A4 Class A4, 1.39% 3/15/22	5,019,000	4,984,714
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	155,430	155,345
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	1,329,659	1,327,778
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	1,515,955	1,514,858
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	2,331,000	2,330,391
Fannie Mae Series 2004-T5 Class AB3, 1.2774% 5/28/35 (b)	4,436	3,853
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.709% 8/25/34 (b)	29,759	28,206
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	2,764,649	2,790,095
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	9,142,000	9,248,030
Series 2015-1 Class A, 2.12% 7/15/26 (a)	2,785,000	2,803,577
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,181,000	6,261,083
Series 2016-1 Class A, 2.31% 8/15/27 (a)	5,938,000	5,956,127
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	8,055,000	8,069,394
Series 2014-1 Class A1, 1.2% 2/15/19	3,500,000	3,500,441
Series 2014-4 Class A1, 1.4% 8/15/19	11,000,000	11,014,414
Series 2015-1 Class A1, 1.42% 1/15/20	6,000,000	6,004,106
Series 2016-3 Class A1, 1.55% 7/15/21	4,844,000	4,814,755
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.269% 1/25/35 (b)	81,136	74,837
Class M4, 1.554% 1/25/35 (b)	39,567	21,565
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.3101% 2/25/47 (a)(b)	119,665	100,021
GE Business Loan Trust Series 2006-2A:
Class A, 0.7182% 11/15/34 (a)(b)	63,889	59,248
Class B, 0.8182% 11/15/34 (a)(b)	23,181	20,694
Class C, 0.9182% 11/15/34 (a)(b)	38,258	33,615
Class D, 1.2882% 11/15/34 (a)(b)	14,512	12,461
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	750,717	750,703
Series 2015-1 Class A3, 1.53% 9/20/18	2,398,000	2,401,811
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	3,732,000	3,734,679
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,160,000	3,158,711
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	19,112	1,296
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.854% 8/25/33 (b)	29,491	27,630
Series 2003-5 Class A2, 1.234% 12/25/33 (b)	2,817	2,688
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.724% 1/25/37 (b)	141,116	103,718
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (a)	110,404	110,401
Series 2015-A Class A3, 1.42% 9/17/18 (a)	2,402,000	2,404,662
Series 2015-B Class A3, 1.4% 11/15/18 (a)	2,966,000	2,969,750
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	2,151,000	2,152,185
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.834% 7/25/36 (b)	19,009	11,131
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	717	715
Series 2006-A Class 2C, 2.0029% 3/27/42 (b)	392,000	197,709
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.834% 5/25/37 (b)	31,451	395
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	4,798,000	4,785,057
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.284% 7/25/34 (b)	12,204	10,716
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.509% 7/25/34 (b)	20,935	20,088
Series 2006-FM1 Class A2B, 0.644% 4/25/37 (b)	256	146
Series 2006-OPT1 Class A1A, 1.054% 6/25/35 (b)	141,714	136,807
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.214% 8/25/34 (b)	4,895	4,446
Series 2004-NC8 Class M6, 2.409% 9/25/34 (b)	49,090	46,190
Series 2005-NC1 Class M1, 1.194% 1/25/35 (b)	21,707	20,267
Series 2005-NC2 Class B1, 2.289% 3/25/35 (b)	17,749	655
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 2.9813% 2/25/26 (a)	1,233,831	1,236,003
Series 2016-3A Class A, 2.0125% 8/25/26 (a)	4,686,311	4,663,578
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.044% 9/25/35 (b)	162,650	154,042
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	2,500,000	2,501,387
Series 2016-A Class A2, 1.54% 6/15/21	2,442,000	2,430,824
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.409% 9/25/34 (b)	60,705	58,060
Class M4, 2.709% 9/25/34 (b)	77,891	51,320
Series 2005-WCH1 Class M4, 1.779% 1/25/36 (b)	126,217	120,067
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.334% 4/25/33 (b)	582	523
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	536,325	536,928
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.329% 3/25/35 (b)	67,972	64,018
Securitized Term Auto Receivables Trust Series 2016-1A Class A3, 1.76% 3/25/20 (a)	2,886,000	2,873,070
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.8003% 6/15/33 (b)	42,061	40,557
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.259% 9/25/34 (b)	4,137	3,680
Synchrony Credit Card Master Note Trust Series 2016-1 Class A, 2.04% 3/15/22	1,000,000	1,005,906
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	3,396,000	3,394,238
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.394% 9/25/34 (b)	2,472	2,294
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.2164% 4/6/42 (a)(b)	304,000	135,280
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	4,069,000	4,050,228
Series 2016-2A Class A, 1.68% 5/20/21 (a)	5,279,000	5,271,385
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	3,104,000	3,101,712
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	2,226,000	2,230,047
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,309,310	1,309,049
World Omni Automobile Lease Securitization Trust Series 2014-A Class A3, 1.16% 9/15/17	663,614	663,614
TOTAL ASSET-BACKED SECURITIES
(Cost $207,033,542)		207,896,272

Collateralized Mortgage Obligations - 1.0%
Private Sponsor - 0.1%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.0717% 5/27/35 (a)(b)	433,072	443,729
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.762% 2/25/37 (b)	52,187	49,026
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	694,400	694,677
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.879% 6/10/35 (a)(b)	32,614	23,062
Class B6, 3.379% 6/10/35 (a)(b)	54,257	30,709
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	2,399	2,349

TOTAL PRIVATE SPONSOR		1,243,552

U.S. Government Agency - 0.9%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	276,512	287,305
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	278	280
Series 2015-28 Class P, 2.5% 5/25/45	6,747,633	6,788,446
Series 2014-57 Class A, 3% 9/25/44	1,855,585	1,881,568
Series 2015-28 Class JE, 3% 5/25/45	4,876,379	5,006,693
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	222,770	229,148
Series 3777 Class AC, 3.5% 12/15/25	424,447	438,260
Series 3949 Class MK, 4.5% 10/15/34	180,454	191,349
Series 4472 Class WL, 3% 5/15/45	2,236,849	2,297,542
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (c)	7,227,422	7,327,047

TOTAL U.S. GOVERNMENT AGENCY		24,447,638

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $25,998,949)		25,691,190

Commercial Mortgage Securities - 5.8%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	296,157	300,326
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5163% 2/14/43 (b)(d)	27,254	380
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	80,136	80,028
Series 2007-5 Class A4, 5.492% 2/10/51	2,308,930	2,353,983
Series 2007-2 Class A4, 5.6373% 4/10/49 (b)	3,875,688	3,883,851
Series 2007-3 Class A4, 5.5522% 6/10/49 (b)	1,583,471	1,595,099
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A2, 2.612% 7/15/49	2,685,000	2,724,256
Barclays Commercial Mortgage Securities LLC:
floater Series 2015-RRI Class A, 1.6846% 5/15/32 (a)(b)	1,927,035	1,927,723
Series 2015-STP Class A, 3.3228% 9/10/28 (a)	7,408,000	7,561,383
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.867% 12/25/33 (a)(b)	2,903	2,688
Series 2005-4A:
Class A2, 0.982% 1/25/36 (a)(b)	73,934	65,989
Class B1, 1.992% 1/25/36 (a)(b)	3,274	2,669
Class M1, 1.042% 1/25/36 (a)(b)	23,850	20,427
Class M2, 1.062% 1/25/36 (a)(b)	7,155	6,021
Class M3, 1.092% 1/25/36 (a)(b)	10,449	8,769
Class M4, 1.202% 1/25/36 (a)(b)	5,779	4,773
Class M5, 1.242% 1/25/36 (a)(b)	5,779	4,596
Class M6, 1.292% 1/25/36 (a)(b)	6,138	4,792
Series 2006-3A Class M4, 1.022% 10/25/36 (a)(b)	3,155	2,442
Series 2007-1 Class A2, 0.862% 3/25/37 (a)(b)	49,024	44,205
Series 2007-2A:
Class A1, 0.862% 7/25/37 (a)(b)	52,514	46,222
Class A2, 0.912% 7/25/37 (a)(b)	49,096	39,815
Class M1, 0.962% 7/25/37 (a)(b)	17,240	13,457
Class M2, 1.002% 7/25/37 (a)(b)	9,314	7,145
Class M3, 1.082% 7/25/37 (a)(b)	7,279	4,926
Series 2007-3:
Class A2, 0.882% 7/25/37 (a)(b)	45,514	37,272
Class M1, 0.902% 7/25/37 (a)(b)	10,096	7,913
Class M2, 0.932% 7/25/37 (a)(b)	10,832	8,217
Class M3, 0.962% 7/25/37 (a)(b)	16,711	12,401
Class M4, 1.092% 7/25/37 (a)(b)	26,441	18,186
Class M5, 1.192% 7/25/37 (a)(b)	12,869	6,617
Series 2007-4A Class M1, 1.484% 9/25/37 (a)(b)	6,111	1,518
C-BASS Trust floater Series 2006-SC1 Class A, 0.804% 5/25/36 (a)(b)	5,037	5,010
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	558,263	571,067
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.9346% 12/15/27 (a)(b)	6,541,114	6,559,605
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	6,819,000	6,929,939
Citigroup Commercial Mortgage Trust:
sequential payer Series 2012-GC8 Class A4, 3.024% 9/10/45	837,000	860,147
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,388,000	1,413,492
Series 2016-P4 Class A2, 2.446% 7/10/49	1,073,000	1,080,450
COMM Mortgage Trust:
sequential payer Series 2012-LC4 Class A4, 3.288% 12/10/44	1,360,000	1,422,086
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,180,000	2,208,097
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,957,000	4,039,070
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	808,752
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,004,733
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	1,996,505
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	974,800
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.2983% 12/10/49 (b)	3,042,729	3,129,001
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.69% 6/15/39 (b)	1,195,226	1,202,414
CSMC Series 2015-TOWN:
Class B, 2.4346% 3/15/17 (a)(b)	264,000	259,353
Class C, 2.7846% 3/15/17 (a)(b)	257,000	251,703
Class D, 3.7346% 3/15/17 (a)(b)	1,003,000	995,459
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.8346% 12/15/34 (a)(b)	5,058,216	5,075,568
Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	2,358,850	2,404,560
Class CFX, 3.3822% 12/15/34 (a)(b)	1,059,000	1,068,782
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,419,093	1,424,322
Series 2007-C1 Class A1A, 5.483% 12/10/49	3,992,819	4,013,495
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.5346% 7/15/31 (a)(b)	240,942	238,497
Series 2016-ICE2 Class A, 2.4646% 2/15/33 (a)(b)	2,828,000	2,843,111
sequential payer:
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	1,383,000	1,447,381
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	1,579,000	1,607,074
Series 2013-GC10 Class A5, 2.943% 2/10/46	2,028,000	2,073,146
Series 2014-GC18 Class AAB, 3.648% 1/10/47	702,000	740,288
Series 2014-GC20 Class AAB, 3.655% 4/10/47	817,000	861,722
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,580,024
Hilton U.S.A. Trust Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	3,152	3,144
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	2,050,776
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,212,000	1,260,848
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2013-C17 Class ASB, 3.705% 1/15/47	895,000	948,840
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	1,567,000	1,613,273
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.4382% 4/15/27 (a)(b)	1,012,823	999,110
Series 2014-FL5 Class A, 1.5043% 7/15/31 (a)(b)	1,056,206	1,056,490
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	344,195	343,759
Series 2007-CB19 Class A4, 5.7148% 2/12/49 (b)	2,611,938	2,629,004
Series 2007-LD11 Class A4, 5.7546% 6/15/49 (b)	25,973	26,188
Series 2007-LDPX Class A3, 5.42% 1/15/49	1,721,812	1,726,656
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,588,614	1,639,552
Series 2016-WP Class TA, 1.978% 10/15/33 (a)(b)	1,811,000	1,813,841
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	1,184,214	1,216,708
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	442,453	442,288
Morgan Stanley BAML Trust:
sequential payer Series 2012-C6 Class A4, 2.858% 11/15/45	2,113,000	2,155,366
Series 2014-C14 Class A2, 2.916% 2/15/47	817,000	834,704
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,170,000	1,187,739
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.738% 7/15/19 (a)(b)	40,774	40,766
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	167,378	167,972
Series 2011-C1 Class A4, 5.033% 9/15/47 (a)(b)	6,000,000	6,591,782
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	2,980,185
Series 2007-IQ14 Class A4, 5.692% 4/15/49	2,493,188	2,504,241
Series 2007-T27 Class A1A, 5.6421% 6/11/42 (b)	745,946	756,553
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	2,922,000	2,920,174
Class B, 4.181% 11/15/34 (a)	1,031,000	1,030,356
SCG Trust Series 2013-SRP1 Class A, 1.9346% 11/15/26 (a)(b)	2,027,000	2,020,254
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	1,831,000	1,919,953
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-34 Class A1A, 5.608% 5/15/46	6,777,322	6,899,634
Series 2007-C30 Class A5, 5.342% 12/15/43	2,406,916	2,408,086
Series 2007-C32 Class A3, 5.7026% 6/15/49 (b)	1,781,776	1,799,829
Series 2007-C33:
Class A4, 5.9588% 2/15/51 (b)	2,186,976	2,201,212
Class A5, 5.9588% 2/15/51 (b)	143,000	145,614
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	71,332	71,197
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1.8846% 6/15/29 (a)(b)	2,645,000	2,646,252
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2012-LC5 Class A3, 2.918% 10/15/45	762,000	777,609
Series 2016-C35 Class A2, 2.495% 7/15/48	859,000	865,053
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C2 Class A4, 4.869% 2/15/44 (a)(b)	4,245,000	4,648,564
Series 2013-C12 Class ASB, 2.838% 3/15/48	541,000	552,415
Series 2013-C16 Class ASB, 3.963% 9/15/46	1,101,000	1,172,812
Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,328,124
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $152,790,753)		151,284,665

Municipal Securities - 0.7%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,741,357
Series 2011:
5.665% 3/1/18	630,000	654,986
5.877% 3/1/19	4,715,000	5,009,122
Series 2013, 2.69% 12/1/17	500,000	508,930
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2004, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (b)	9,000,000	9,000,000
TOTAL MUNICIPAL SECURITIES
(Cost $17,867,710)		17,914,395

Bank Notes - 1.8%
Bank of America NA 1.75% 6/5/18	2,000,000	2,002,834
Capital One Bank NA:
1.3% 6/5/17	1,000,000	999,374
2.25% 2/13/19	1,000,000	1,004,141
Capital One NA 1.65% 2/5/18	3,000,000	2,994,387
Citizens Bank NA 2.3% 12/3/18	1,384,000	1,393,086
Discover Bank:
(Delaware) 3.2% 8/9/21	2,000,000	2,012,858
3.1% 6/4/20	3,590,000	3,628,560
Fifth Third Bank:
2.375% 4/25/19	2,000,000	2,017,278
2.875% 10/1/21	2,000,000	2,026,466
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	5,022,925
KeyBank NA:
1.65% 2/1/18	397,000	397,153
2.35% 3/8/19	2,000,000	2,016,310
2.5% 12/15/19	3,783,000	3,825,945
Manufacturers & Traders Trust Co.:
2.1% 2/6/20	3,000,000	2,980,395
2.3% 1/30/19	1,100,000	1,107,975
Marshall & Ilsley Bank 5% 1/17/17	1,868,000	1,875,080
RBS Citizens NA 2.5% 3/14/19	1,153,000	1,161,061
Regions Bank 7.5% 5/15/18	250,000	268,948
Regions Financial Corp. 2.25% 9/14/18	4,000,000	4,012,624
The Toronto-Dominion Bank 2.125% 7/2/19	5,000,000	5,022,655
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,197,350
Wachovia Bank NA 6% 11/15/17	570,000	593,576
TOTAL BANK NOTES
(Cost $48,390,013)		48,560,981

Commercial Paper - 0.2%
Vodafone Group PLC yankee 1.6% 9/12/17
(Cost $4,936,667)	5,000,000	4,938,351
	Shares	Value

Fixed-Income Funds - 0.6%
Fidelity Specialized High Income Central Fund (e)
(Cost $17,588,450)	169,538	17,238,627

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.39% (f)
(Cost $20,449,629)	20,443,687	20,447,776
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $2,606,286,625)		2,597,035,580
NET OTHER ASSETS (LIABILITIES) - 0.4%		10,321,598
NET ASSETS - 100%		$2,607,357,178

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $437,408,192 or 16.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$86,484
Fidelity Specialized High Income Central Fund	224,696
Total	$311,180

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$17,246,563	$224,696	$--	$17,238,627	2.2%

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,772,881,178	$--	$1,772,881,178	$--
U.S. Government and Government Agency Obligations	319,773,721	--	319,773,721	--
U.S. Government Agency - Mortgage Securities	10,408,424	--	10,408,424	--
Asset-Backed Securities	207,896,272	--	207,415,944	480,328
Collateralized Mortgage Obligations	25,691,190	--	25,637,419	53,771
Commercial Mortgage Securities	151,284,665	--	151,257,420	27,245
Municipal Securities	17,914,395	--	17,914,395	--
Bank Notes	48,560,981	--	48,560,981	--
Commercial Paper	4,938,351	--	4,938,351	--
Fixed-Income Funds	17,238,627	17,238,627	--	--
Money Market Funds	20,447,776	20,447,776	--	--
Total Investments in Securities:	$2,597,035,580	$37,686,403	$2,558,787,833	$561,344

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $2,603,515,599. Net unrealized depreciation aggregated $6,480,019, of which $12,425,727 related to appreciated investment securities and $18,905,746 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Mortgage Securities Fund

November 30, 2016

AMOR-QTLY-0117
1.813053.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 100.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 60.2%
2.439% 9/1/36 (a)	83	86
2.5% 2/1/30 to 8/1/31	16,769	16,856
2.5% 12/1/31 (b)	7,900	7,930
2.53% 1/1/35 (a)	140	146
2.57% 4/1/37 (a)	89	92
2.582% 3/1/36 (a)	92	96
2.666% 3/1/40 (a)	153	162
2.684% 7/1/35 (a)	4	4
2.691% 7/1/35 (a)	37	39
2.695% 2/1/42 (a)	526	547
2.75% 10/1/36 (a)	171	182
2.761% 6/1/36 (a)	309	327
2.761% 1/1/42 (a)	432	450
2.786% 10/1/33 (a)	34	36
2.8% 5/1/36 (a)	198	209
2.802% 6/1/36 (a)	36	37
2.81% 4/1/36 (a)	66	69
2.815% 9/1/36 (a)	33	34
2.822% 11/1/36 (a)	28	30
2.833% 3/1/35 (a)	20	21
2.929% 8/1/35 (a)	236	247
2.969% 5/1/36 (a)	25	26
3% 1/1/31 to 9/1/46	62,818	63,026
3% 12/1/46 (b)	31,700	31,534
3% 12/1/46 (b)	13,900	13,827
3% 12/1/46 (b)	8,200	8,157
3% 12/1/46 (b)	20,700	20,592
3% 12/1/46 (b)	8,500	8,456
3% 12/1/46 (b)	7,900	7,859
3% 12/1/46 (b)	25,700	25,565
3% 12/1/46 (b)	10,800	10,743
3% 12/1/46 (b)	10,700	10,644
3.032% 8/1/41 (a)	273	283
3.065% 9/1/41 (a)	107	114
3.468% 12/1/40 (a)	3,976	4,177
3.5% 9/1/29 to 11/1/46	132,533	136,837
3.5% 12/1/46 (b)	33,400	34,264
3.5% 12/1/46 (b)	10,650	10,925
3.5% 12/1/46 (b)	600	616
3.5% 12/1/46 (b)	7,150	7,335
3.5% 12/1/46 (b)	1,000	1,026
3.5% 12/1/46 (b)	8,500	8,720
3.5% 12/1/46 (b)	17,400	17,850
3.5% 12/1/46 (b)	5,700	5,847
3.5% 12/1/46 (b)	650	667
4% 11/1/31 to 6/1/46	127,216	134,470
4% 12/1/46 (b)	3,400	3,577
4% 12/1/46 (b)	3,400	3,577
4.5% 5/1/25 to 10/1/45	30,242	32,720
5% 5/1/20 to 5/1/44	12,734	14,141
5.255% 8/1/41	765	840
5.5% 2/1/18 to 4/1/39	2,966	3,371
6.309% 2/1/39	1,397	1,535
6.5% 6/1/17 to 5/1/38	1,141	1,296
7% 3/1/17 to 5/1/30	807	928
7.5% 8/1/22 to 9/1/32	520	614
8% 12/1/29 to 3/1/37	14	17
8.5% 2/1/22 to 3/1/23	47	53
9% 10/1/30	193	237
9.5% 2/1/20 to 8/1/22	2	2
		654,068
Freddie Mac - 25.4%
2.5% 7/1/31	1,792	1,801
2.57% 3/1/35 (a)	67	69
2.59% 3/1/36 (a)	223	232
2.66% 8/1/37 (a)	77	81
2.668% 4/1/37 (a)	39	41
2.792% 11/1/35 (a)	193	201
2.856% 5/1/34 (a)	5	5
2.885% 6/1/37 (a)	21	22
2.915% 6/1/37 (a)	238	250
2.925% 6/1/37 (a)	29	30
2.936% 5/1/37 (a)	43	45
3% 10/1/28 to 6/1/46	41,007	41,376
3% 12/1/46 (b)	7,000	6,958
3% 12/1/46 (b)	10,700	10,636
3% 12/1/46 (b)	8,400	8,350
3% 12/1/46 (b)	13,600	13,519
3.07% 9/1/41 (a)	461	479
3.072% 6/1/37 (a)	450	475
3.072% 10/1/42 (a)	334	351
3.075% 12/1/36 (a)	380	405
3.194% 6/1/33 (a)	540	572
3.22% 4/1/37 (a)	9	9
3.295% 7/1/36 (a)	64	68
3.428% 12/1/40 (a)	1,960	2,051
3.5% 6/1/27 to 9/1/46 (c)(d)	100,305	103,461
3.53% 10/1/36 (a)	11	12
3.849% 10/1/35 (a)	35	37
4% 2/1/41 to 4/1/46	44,377	46,880
4.5% 7/1/25 to 6/1/44	7,919	8,560
5% 7/1/33 to 7/1/41	9,319	10,360
5.5% 10/1/17 to 10/1/39	8,660	9,735
6% 2/1/17 to 6/1/39	1,898	2,145
6.5% 4/1/17 to 9/1/39	3,160	3,558
7% 6/1/21 to 9/1/36	1,135	1,311
7.5% 3/1/17 to 7/1/34	1,403	1,655
8% 1/1/17 to 1/1/37	6	7
8.5% 2/1/17 to 9/1/20	0	0
9% 10/1/19 to 5/1/21	2	2
		275,749
Ginnie Mae - 14.7%
3% 6/15/42 to 4/15/45	9,426	9,604
3% 12/1/46 (b)	3,730	3,785
3.5% 11/20/41 to 6/20/46 (c)	70,533	73,663
4% 7/20/33 to 8/15/43	28,171	30,079
4.5% 8/15/33 to 6/15/41	29,817	32,559
5% 9/20/33 to 6/15/41	4,976	5,577
5.5% 10/15/33 to 9/15/39	2,502	2,872
6.5% 10/15/34 to 7/15/36	178	205
7% 2/15/24 to 4/20/32	768	897
7.5% 12/15/21 to 12/15/29	253	293
8% 6/15/21 to 12/15/25	124	142
8.5% 1/15/17 to 10/15/28	112	131
9% 11/20/17	0	0
10.5% 10/20/17 to 2/20/18	0	0
		159,807
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,095,907)		1,089,624

Asset-Backed Securities - 3.0%
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (e)	$1,541	$1,546
American Credit Acceptance Receivables Trust Series 2015-3 Class A, 1.95% 9/12/19 (e)	1,501	1,503
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2012-2A Class A, 2.802% 5/20/18 (e)	2,100	2,107
Series 2012-3A Class A, 2.1% 3/20/19 (e)	5,560	5,569
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (e)	760	761
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (e)	1,347	1,348
CPS Auto Receivables Trust Series 2013-D Class A, 1.54% 7/16/18 (e)	88	88
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (e)	4,711	4,718
Exeter Automobile Receivables Trust Series 2016-1A Class A, 2.8% 7/15/20 (e)	2,957	2,969
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (e)	1,886	1,896
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)	29	2
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AF3, 5.532% 11/25/36	472	473
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 0.824% 8/25/36 (a)	5,300	5,224
Nationstar HECM Loan Trust Series 2016-1A Class A, 2.9813% 2/25/26 (e)	1,271	1,274
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (e)	559	560
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.964% 5/25/35 (a)	1,931	1,920
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (e)	251	253
TOTAL ASSET-BACKED SECURITIES
(Cost $32,041)		32,211

Collateralized Mortgage Obligations - 9.8%
Private Sponsor - 3.8%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.6653% 6/27/36 (a)(e)	5,608	5,429
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.1591% 12/26/35 (a)(e)	900	908
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.7903% 4/26/36 (a)(e)	115	114
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 3.0069% 3/27/36 (a)(e)	$2,570	$2,578
Series 2012-RR5 Class 8A5, 0.7318% 7/26/36 (a)(e)	751	721
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(e)	5,290	5,287
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.4833% 10/26/37 (a)(e)	1,505	1,483
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.0717% 5/27/35 (a)(e)	405	415
CSMC:
floater Series 2015-1R Class 6A1, 0.8039% 5/27/37 (a)(e)	3,627	3,434
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (e)	2,122	2,124
Series 2014-3R Class 2A1, 1.2253% 5/27/37 (a)(e)	916	882
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (e)	2,782	2,782
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (a)	276	270
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 2.0298% 1/26/37 (a)(e)	86	86
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4218% 7/25/19 (a)	797	805
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.762% 2/25/37 (a)	1,040	977
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.7684% 2/26/37 (a)(e)	1,848	1,859
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (e)	402	402
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.0304% 3/26/37 (a)(e)	1,294	1,307
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (a)	56	56
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.174% 9/25/43 (a)	3,508	3,375
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	98	98
Series 2003-MS5 Class 1A1, 5% 3/25/18	114	115
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.8814% 9/25/33 (a)	724	718
Series 2005-AR10 Class 2A15, 2.981% 6/25/35 (a)	4,337	4,455
Series 2005-AR2 Class 1A2, 2.8943% 3/25/35 (a)	187	172
Series 2006-AR10 Class 3A1, 3.0152% 7/25/36 (a)	404	397
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 2.9131% 6/27/36 (a)(e)	684	682
		41,931
U.S. Government Agency - 6.0%
Fannie Mae:
floater Series 2003-118 Class S, 7.5158% 12/25/33 (a)(f)(g)	281	71
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	519	560
Series 1999-32 Class PL, 6% 7/25/29	479	517
Series 1999-33 Class PK, 6% 7/25/29	325	352
Series 2001-52 Class YZ, 6.5% 10/25/31	37	43
Series 2005-39 Class TE, 5% 5/25/35	751	809
Series 2005-73 Class SA, 16.031% 8/25/35 (a)(g)	54	67
Series 2011-35 Class PA, 4% 2/25/39	29	29
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	521	575
Series 2001-31 Class ZC, 6.5% 7/25/31	222	251
Series 2002-16 Class ZD, 6.5% 4/25/32	82	93
Series 2002-74 Class SV, 6.9658% 11/25/32 (a)(f)	195	35
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	663	80
Series 06-116 Class SG, 6.0558% 12/25/36 (a)(f)(g)	191	41
Series 07-40 Class SE, 5.8558% 5/25/37 (a)(f)(g)	110	22
Series 1993-165 Class SH, 18.1473% 9/25/23 (a)(g)	26	33
Series 2003-21 Class SK, 7.5158% 3/25/33 (a)(f)(g)	81	18
Series 2003-35 Class TQ, 6.9158% 5/25/18 (a)(f)(g)	18	1
Series 2007-57 Class SA, 37.1147% 6/25/37 (a)(g)	379	782
Series 2007-66 Class SB, 36.0947% 7/25/37 (a)(g)	118	218
Series 2008-12 Class SG, 5.7658% 3/25/38 (a)(f)(g)	598	112
Series 2009-114 Class AI, 5% 12/25/23 (f)	72	1
Series 2009-16 Class SA, 5.6658% 3/25/24 (a)(f)(g)	7	0
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	52	1
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	57	3
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	84	5
Series 2010-12 Class AI, 5% 12/25/18 (f)	222	6
Series 2010-135 Class LS, 5.4658% 12/25/40 (a)(f)(g)	554	95
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	691	83
Series 2010-23:
Class AI, 5% 12/25/18 (f)	79	2
Class HI, 4.5% 10/25/18 (f)	72	2
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	203	5
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	195	13
Series 2011-110 Class SA, 6.0258% 4/25/41 (a)(f)(g)	1,150	179
Series 2011-112 Class SA, 5.9658% 11/25/41 (a)(f)(g)	1,040	197
Series 2011-123 Class SD, 6.0158% 8/25/39 (a)(f)(g)	1,008	151
Series 2011-67 Class AI, 4% 7/25/26 (f)	183	19
Series 2011-83 Class DI, 6% 9/25/26 (f)	245	27
Series 2012-100 Class WI, 3% 9/25/27 (f)	1,618	163
Series 2012-14 Class JS, 6.0658% 12/25/30 (a)(f)(g)	626	115
Series 2012-47 Class SD, 5.8658% 5/25/42 (a)(f)(g)	2,190	439
Series 2012-9 Class SH, 5.9658% 6/25/41 (a)(f)(g)	844	128
Series 2013-133 Class IB, 3% 4/25/32 (f)	1,120	110
Series 2013-51 Class GI, 3% 10/25/32 (f)	351	39
Series 2013-N1 Class A, 6.1358% 6/25/35 (a)(f)(g)	607	117
Series 2014-68 Class ID, 3.5% 3/25/34 (f)	814	98
Series 2015-42 Class LS, 5.6158% 6/25/45 (a)(f)(g)	2,729	472
Series 2015-70 Class JC, 3% 10/25/45	3,105	3,183
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (f)	46	2
Series 348 Class 14, 6.5% 8/25/34 (a)(f)	157	38
Series 351:
Class 12, 5.5% 4/25/34 (a)(f)	105	22
Class 13, 6% 3/25/34 (f)	136	27
Series 359 Class 19, 6% 7/25/35 (a)(f)	96	19
Series 384 Class 6, 5% 7/25/37 (f)	337	73
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	569	617
Series 2104 Class PG, 6% 12/15/28	164	180
Series 2121 Class MG, 6% 2/15/29	232	251
Series 2154 Class PT, 6% 5/15/29	397	429
Series 2162 Class PH, 6% 6/15/29	61	68
Series 2520 Class BE, 6% 11/15/32	285	308
Series 2585 Class KS, 7.0618% 3/15/23 (a)(f)(g)	25	3
Series 2693 Class MD, 5.5% 10/15/33	5,052	5,685
Series 2802 Class OB, 6% 5/15/34	1,288	1,419
Series 3002 Class NE, 5% 7/15/35	453	488
Series 3189 Class PD, 6% 7/15/36	489	553
Series 3415 Class PC, 5% 12/15/37	135	144
Series 3786 Class HI, 4% 3/15/38 (f)	672	69
Series 3806 Class UP, 4.5% 2/15/41	1,149	1,212
Series 3832 Class PE, 5% 3/15/41	960	1,049
Series 70 Class C, 9% 9/15/20	1	1
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	79	89
Series 2135 Class JE, 6% 3/15/29	311	335
Series 2274 Class ZM, 6.5% 1/15/31	141	159
Series 2281 Class ZB, 6% 3/15/30	113	121
Series 2357 Class ZB, 6.5% 9/15/31	269	308
Series 2502 Class ZC, 6% 9/15/32	295	321
Series 06-3115 Class SM, 6.0618% 2/15/36 (a)(f)(g)	153	32
Series 1658 Class GZ, 7% 1/15/24	339	370
Series 2013-4281 Class AI, 4% 12/15/28 (f)	1,511	143
Series 2380 Class SY, 7.6618% 11/15/31 (a)(f)(g)	1,074	199
Series 2587 Class IM, 6.5% 3/15/33 (f)	156	37
Series 2844:
Class SC, 43.3019% 8/15/24 (a)(g)	10	16
Class SD, 79.4538% 8/15/24 (a)(g)	15	31
Series 2935 Class ZK, 5.5% 2/15/35	1,455	1,637
Series 2947 Class XZ, 6% 3/15/35	555	616
Series 3055 Class CS, 6.0518% 10/15/35 (a)(f)	207	43
Series 3237 Class C, 5.5% 11/15/36	956	1,082
Series 3244 Class SG, 6.1218% 11/15/36 (a)(f)(g)	418	81
Series 3284 Class CI, 5.5818% 3/15/37 (a)(f)	897	158
Series 3287 Class SD, 6.2118% 3/15/37 (a)(f)(g)	589	124
Series 3297 Class BI, 6.2218% 4/15/37 (a)(f)(g)	862	186
Series 3336 Class LI, 6.0418% 6/15/37 (a)(f)	361	64
Series 3772 Class BI, 4.5% 10/15/18 (f)	142	4
Series 3949 Class MK, 4.5% 10/15/34	318	338
Series 3955 Class YI, 3% 11/15/21 (f)	1,080	58
Series 4055 Class BI, 3.5% 5/15/31 (f)	1,048	111
Series 4149 Class IO, 3% 1/15/33 (f)	154	20
Series 4314 Class AI, 5% 3/15/34 (f)	431	57
Series 4427 Class LI, 3.5% 2/15/34 (f)	1,758	209
Series 4471 Class PA 4% 12/15/40	4,644	4,866
Series 4476 Class IA, 3.5% 1/15/32 (f)	1,926	171
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	220	249
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	3,084	3,290
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.1479% 6/16/37 (a)(f)(g)	203	42
Series 2010-H17 Class FA, 0.8659% 7/20/60 (a)(h)	263	260
Series 2010-H18 Class AF, 0.8311% 9/20/60 (a)(h)	329	325
Series 2010-H19 Class FG, 0.8311% 8/20/60 (a)(h)	364	360
Series 2011-H13 Class FA, 1.0311% 4/20/61 (a)(h)	154	154
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (f)	442	55
sequential payer:
Series 2002-24 Class SK, 7.4079% 4/16/32 (a)(f)(g)	1,009	209
Series 2002-42 Class ZA, 6% 6/20/32	351	394
Series 2004-24 Class ZM, 5% 4/20/34	709	777
Series 2001-3 Class S, 7.5579% 2/16/31 (a)(f)	231	43
Series 2001-36:
Class SB, 7.5579% 12/16/23 (a)(f)(g)	563	90
Class SP, 8.2079% 9/16/26 (a)(f)	353	49
Series 2001-38 Class SB, 7.0379% 8/16/31 (a)(f)(g)	364	67
Series 2001-49:
Class SC, 7.0579% 12/16/25 (a)(f)(g)	736	111
Class SL, 7.0579% 5/16/30 (a)(f)(g)	1,038	188
Class SV, 7.7079% 12/16/28 (a)(f)(g)	114	10
Series 2001-50:
Class SD, 7.6382% 11/20/31 (a)(f)(g)	532	124
Class ST, 7.1579% 8/16/27 (a)(f)(g)	242	46
Series 2002-5 Class SP, 6.9079% 1/16/32 (a)(f)(g)	360	58
Series 2004-32 Class GS, 5.9579% 5/16/34 (a)(f)(g)	333	64
Series 2004-73 Class AL, 6.6579% 8/17/34 (a)(f)(g)	132	31
Series 2011-52 Class HI, 7% 4/16/41 (f)	1,402	364
Series 2012-76 Class GS, 6.1579% 6/16/42 (a)(f)(g)	639	122
Series 2012-97 Class JS, 5.7079% 8/16/42 (a)(f)(g)	2,306	391
Series 2013-124:
Class ES, 7.9176% 4/20/39 (a)(g)	1,409	1,507
Class ST, 8.051% 8/20/39 (a)(g)	2,714	2,991
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	12,446	12,611
Series 2015-H17 Class HA, 2.5% 5/20/65 (h)	4,827	4,894
		64,881
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $105,557)		106,812

Commercial Mortgage Securities - 7.8%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5163% 2/14/43 (a)(f)	438	6
Banc of America Commercial Mortgage Trust Series 2007-2 Class A4, 5.6373% 4/10/49 (a)	593	594
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (e)	1,648	1,682
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.902% 7/25/37 (a)(e)	34	27
Class M2, 0.932% 7/25/37 (a)(e)	35	27
Class M3, 0.962% 7/25/37 (a)(e)	58	43
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.9346% 12/15/27 (a)(e)	7,805	7,827
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.978% 9/10/58 (a)(f)	22,846	1,439
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	299	298
COMM Mortgage Trust:
Series 2013-CR10 Class XA, 0.9328% 8/10/46 (a)(f)	10,236	383
Series 2014-CR19 Class XA, 1.271% 8/10/47 (a)(f)	26,455	1,578
Series 2014-CR20 Class XA, 1.1917% 11/10/47 (a)(f)	13,052	817
Series 2014-LC17 Class XA, 0.9903% 10/10/47 (a)(f)	14,832	652
Series 2014-UBS4 Class XA, 1.2554% 8/10/47 (a)(f)	21,932	1,349
Series 2014-UBS6 Class XA, 1.0571% 12/10/47 (a)(f)	15,272	838
Series 2015-DC1 Class XA, 1.1763% 2/10/48 (a)(f)	37,674	2,363
CSMC Series 2015-TOWN:
Class A, 1.7846% 3/15/17 (a)(e)	7,804	7,805
Class B, 2.4346% 3/15/17 (a)(e)	185	182
Class C, 2.7846% 3/15/17 (a)(e)	180	176
Class D, 3.7346% 3/15/17 (a)(e)	273	271
Freddie Mac Series K723 Class A1, 2.292% 4/25/23	2,189	2,192
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.8346% 12/15/34 (a)(e)	12,633	12,676
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	510	512
Series 2007-C1 Class A1A, 5.483% 12/10/49	3,827	3,846
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.5346% 7/15/31 (a)(e)	310	307
Series 2013-GC12 Class XA, 1.6928% 6/10/46 (a)(f)	8,138	535
Series 2014-GC20 Class XA, 1.1628% 4/10/47 (a)(f)	19,359	1,104
Series 2015-GC34 Class XA, 1.3724% 10/10/48 (a)(f)	10,631	910
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.778% 11/15/29 (a)(e)	844	846
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 1.2001% 4/15/47 (a)(f)	6,711	252
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class XA, 1.6622% 6/15/45 (a)(f)	42,366	2,505
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.4382% 4/15/27 (a)(e)	4,604	4,541
sequential payer Series 2007-LD11 Class A4, 5.7546% 6/15/49 (a)	3,611	3,641
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,389	2,443
Series 2016-WP Class TA, 1.978% 10/15/33 (a)(e)	769	770
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (a)	173	174
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1488% 10/15/48 (a)(f)	13,780	984
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 5.9061% 6/11/49 (a)	1,297	1,321
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(e)	1,220	1,219
SCG Trust Series 2013-SRP1 Class A, 1.9346% 11/15/26 (a)(e)	2,783	2,774
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C31:
Class A4, 5.509% 4/15/47	235	236
Class A5, 5.5% 4/15/47	8,506	8,571
Series 2007-C32 Class A3, 5.7026% 6/15/49 (a)	1,137	1,149
Series 2007-C33 Class A4, 5.9588% 2/15/51 (a)	1,270	1,279
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.1147% 11/15/48 (a)(f)	11,116	789
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class XA, 0.9717% 11/15/47 (a)(f)	8,625	458
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $86,260)		84,391
	Shares	Value (000s)

Fixed-Income Funds - 0.0%
Fidelity Mortgage Backed Securities Central Fund (i)
(Cost $86)	777	84

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.39% (j)
(Cost $24,062)	24,056,500	24,061
TOTAL INVESTMENT PORTFOLIO - 123.1%
(Cost $1,343,913)		1,337,183
NET OTHER ASSETS (LIABILITIES) - (23.1)%		(250,571)
NET ASSETS - 100%		$1,086,612

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 12/1/46	$(8,400)	$(8,356)
3% 12/1/46	(13,600)	(13,529)
3.5% 12/1/46	(1,000)	(1,026)
3.5% 12/1/46	(25,900)	(26,570)
3.5% 12/1/46	(1,000)	(1,026)
3.5% 12/1/46	(8,500)	(8,720)
3.5% 12/1/46	(17,400)	(17,850)
3.5% 12/1/46	(1,000)	(1,026)
3.5% 12/1/46	(31,000)	(31,802)
3.5% 12/1/46	(1,000)	(1,026)
3.5% 12/1/46	(1,200)	(1,231)
4% 12/1/46	(12,300)	(12,939)
4% 12/1/46	(3,400)	(3,577)
4% 12/1/46	(2,000)	(2,104)
4% 12/1/46	(1,100)	(1,157)
TOTAL TBA SALE COMMITMENTS
(Proceeds $132,417)		$(131,939)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sold
Treasury Contracts
101 CBOT 10-Year U.S. Treasury Note Contracts (United States)	March 2017	12,576	$38
101 CBOT 2-Year U.S. Treasury Note Contracts (United States)	March 2017	21,898	12
11 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2017	1,664	5
TOTAL FUTURES CONTRACTS			$55

The face value of futures sold as a percentage of Net Assets is 3.3%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $306,000.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,923,000.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,260,000 or 8.9% of net assets.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$28
Fidelity Mortgage Backed Securities Central Fund	0
Total	$28

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
(Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$86	$--	$--	$84	0.0%
Total	$86	$--	$--	$84

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$1,089,624	$--	$1,089,624	$--
Asset-Backed Securities	32,211	--	32,211	--
Collateralized Mortgage Obligations	106,812	--	106,812	--
Commercial Mortgage Securities	84,391	--	84,391	--
Fixed-Income Funds	84	84	--	--
Money Market Funds	24,061	24,061	--	--
Total Investments in Securities:	$1,337,183	$24,145	$1,313,038	$--
Derivative Instruments:
Assets
Futures Contracts	$55	$55	$--	$--
Total Assets	$55	$55	$--	$--
Total Derivative Instruments:	$55	$55	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(131,939)	$--	$(131,939)	$--
Total Other Financial Instruments:	$(131,939)	$--	$(131,939)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $1,343,898. Net unrealized depreciation aggregated $6,715 of which $10,123 related to appreciated investment securities and $16,838 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017